Label	Element	Value
FidelityMunicipalBondIndexFund-PRO | InterestRateChangesMember | Fidelity Municipal Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityMunicipalBondIndexFund-PRO | MunicipalMarketVolatilityMember | Fidelity Municipal Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FidelityMunicipalBondIndexFund-PRO | PrepaymentMember | Fidelity Municipal Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityMunicipalBondIndexFund-PRO | CorrelationToIndexMember | Fidelity Municipal Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMunicipalBondIndexFund-PRO | PassiveManagementRiskMember | Fidelity Municipal Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
FidelityMunicipalBondIndexFund-PRO | IssuerSpecificChangesMember | Fidelity Municipal Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityMunicipalIncome2025Fund-RetailPRO | FluctuationOfYieldAndLiquidationAmountRiskMember | Fidelity Municipal Income 2025 Fund
Risk Text Block	rr_RiskTextBlock	Fluctuation of Yield & Liquidation Amount Risk The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.
FidelityMunicipalIncome2025Fund-RetailPRO | InterestRateChangesMember | Fidelity Municipal Income 2025 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityMunicipalIncome2025Fund-RetailPRO | MunicipalMarketVolatilityMember | Fidelity Municipal Income 2025 Fund
Risk Text Block	rr_RiskTextBlock	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FidelityMunicipalIncome2025Fund-RetailPRO | DecliningYieldRiskMember | Fidelity Municipal Income 2025 Fund
Risk Text Block	rr_RiskTextBlock	Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
FidelityMunicipalIncome2025Fund-RetailPRO | IssuerSpecificChangesMember | Fidelity Municipal Income 2025 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Small Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Mid Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Mid Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | SecuritiesLendingRiskMember | Fidelity Small Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | GrowthInvestingMember | Fidelity Small Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | GrowthInvestingMember | Fidelity Mid Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | MidCapInvestingMember | Fidelity Mid Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | MidCapInvestingMember | Fidelity Mid Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | ValueInvestingMember | Fidelity Mid Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | ValueInvestingMember | Fidelity Small Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | SmallCapInvestingMember | Fidelity Small Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | SmallCapInvestingMember | Fidelity Small Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Small Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Mid Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Mid Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | StockMarketVolatilityMember | Fidelity Small Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | CorrelationToIndexMember | Fidelity Small Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | CorrelationToIndexMember | Fidelity Mid Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | CorrelationToIndexMember | Fidelity Mid Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | CorrelationToIndexMember | Fidelity Small Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Small Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Mid Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Mid Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | PassiveManagementRiskMember | Fidelity Small Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Small Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Mid Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Mid Cap Growth Index Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity Small Cap Value Index Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelitySAIMunicipalBondIndexFund-PRO | InterestRateChangesMember | Fidelity SAI Municipal Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySAIMunicipalBondIndexFund-PRO | MunicipalMarketVolatilityMember | Fidelity SAI Municipal Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FidelitySAIMunicipalBondIndexFund-PRO | PrepaymentMember | Fidelity SAI Municipal Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySAIMunicipalBondIndexFund-PRO | CorrelationToIndexMember | Fidelity SAI Municipal Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelitySAIMunicipalBondIndexFund-PRO | PassiveManagementRiskMember | Fidelity SAI Municipal Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
FidelitySAIMunicipalBondIndexFund-PRO | IssuerSpecificChangesMember | Fidelity SAI Municipal Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityMunicipalIncome2025Fund-AIPRO | FluctuationOfYieldAndLiquidationAmountRiskMember | Fidelity Municipal Income 2025 Fund
Risk Text Block	rr_RiskTextBlock	Fluctuation of Yield & Liquidation Amount Risk The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.
FidelityMunicipalIncome2025Fund-AIPRO | InterestRateChangesMember | Fidelity Municipal Income 2025 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityMunicipalIncome2025Fund-AIPRO | MunicipalMarketVolatilityMember | Fidelity Municipal Income 2025 Fund
Risk Text Block	rr_RiskTextBlock	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FidelityMunicipalIncome2025Fund-AIPRO | DecliningYieldRiskMember | Fidelity Municipal Income 2025 Fund
Risk Text Block	rr_RiskTextBlock	Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
FidelityMunicipalIncome2025Fund-AIPRO | IssuerSpecificChangesMember | Fidelity Municipal Income 2025 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.